SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Foreign currency translation adjustments	$ 19,000	$ 26,000	$ 29,000	$ 92,000
ConnectM Before Business Combination
Foreign currency translation adjustments					$ 97,613	$ 28,984